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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: December 31, 1999
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York              February 14, 2000

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:   $170,476 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act; including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
         Col. 1               Col. 2        Col. 3         Col. 4        Col. 5     Col. 6      Col. 7               Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fair Market   Shares or                                 Voting Authority
                                                            Val        Principal   Investment   Other         ----------------------
Name of Issuer             Title of Class   CUSIP No.     (x$0001)       Amt       Discretion  Managers        Sole   Shared   None
--------------             --------------  -----------  ------------   ---------   ----------  --------       ------  ------  ------
AT & T                          Com        001957 10 9        467         9,200    Shared-Def    2,3           9,200
Alza Corporation                Com        022615 10 8      4,155       120,000    Shared-Def    2,3         120,000
Alza Corporation                Com        022615 10 8      1,292        37,300    Shared-Def                 37,300
Alza Corporation                Com        022615 10 8        346        10,000    Shared-Def   1,2,3         10,000
American Home Prod              Com        026609 10 7      4,594       116,500    Shared-Def    2,3         116,500
American Home Prod              Com        026609 10 7      1,025        26,000    Shared-Def                 26,000
American Home Prod              Com        026609 10 7        485        12,300    Shared-Def   1,2,3         12,300
American Home Prod              Com        026609 10 7      5,024       127,400    Shared-Def   2,3,5        127,400
Compaq Computer                 Com        204493 10 0      2,988       110,400    Shared-Def    2,3         113,900
Compaq Computer                 Com        204493 10 0      1,461        54,000    Shared-Def                 54,000
Compaq Computer                 Com        204493 10 0      1,226        45,300    Shared-Def   1,2,3         45,300
Compaq Computer                 Com        204493 10 0      6,284       232,200    Shared-Def   2,3,5        232,200
E I Dupont De Nemours Co        Com        263534 10 9      9,805       148,850    Shared-Def    2,3         148,850
E I Dupont De Nemours Co        Com        263534 10 9      1,383        21,000    Shared-Def                 21,000
E I Dupont De Nemours Co        Com        263534 10 9      1,016        15,421    Shared-Def   1,2,3         15,421
E I Dupont De Nemours Co        Com        263534 10 9      8,801       133,600    Shared-Def   2,3,5        133,600
First Union Corp                Com        337358 10 5      5,339       162,700    Shared-Def    2,3         162,700
First Union Corp                Com        337358 10 5      1,181        36,000    Shared-Def                 36,000
First Union Corp                Com        337358 10 5        620        18,900    Shared-Def   1,2,3         18,900
First Union Corp                Com        337358 10 5        968        29,500    Shared-Def   2,3,5         29,500
General Dynamics Corp           Com        369550 10 8     10,471       198,500    Shared-Def    2,3         198,500
General Dynamics Corp           Com        369550 10 8      1,292        24,500    Shared-Def                 24,500
General Dynamics Corp           Com        369550 10 8      1,261        23,900    Shared-Def   1,2,3         23,900
General Dynamics Corp           Com        369550 10 8      3,840        72,800    Shared-Def   2,3,5         72,800
HealthSouth Corp           3.25% Conv '03  421924 AF 8      2,480     3,200,000    Shared-Def   2,3,5
HealthSouth Corp           3.25% Conv '03  421924 AF 8      2,267     2,925,000    Shared-Def    2,3
HealthSouth Corp           3.25% Conv '03  421924 AF 8      3,100     4,000,000    Shared-Def
HealthSouth Corp           3.25% Conv '03  421924 AF 8        291       375,000    Shared-Def   1,2,3
Household Intl                  Com        441815 10 7      1,263        33,900    Shared-Def                 33,900
Household Intl                  Com        441815 10 7        529        14,200    Shared-Def   1,2,3         14,200
Household Intl                  Com        441815 10 7      4,276       114,800    Shared-Def    2,3         114,800
J.D. Edwards & Co               Com        281667 10 5      2,743        91,800    Shared-Def    2,3          91,800
J.D. Edwards & Co               Com        281667 10 5      2,710        90,700    Shared-Def                 90,700
J.D. Edwards & Co               Com        281667 10 5        932        31,200    Shared-Def   1,2,3         31,200
J.D. Edwards & Co               Com        281667 10 5      5,276       176,600    Shared-Def   2,3,5        176,600
Mascotech Inc              4.5% Conv '03   574670 AB 1      2,230     3,050,000    Shared-Def   2,3,5
Mascotech Inc              4.5% Conv '03   574670 AB 1        420       575,000    Shared-Def    2,3
Mascotech Inc              4.5% Conv '03   574670 AB 1      2,925     4,000,000    Shared-Def
Mascotech Inc              4.5% Conv '03   574670 AB 1        274       375,000    Shared-Def   1,2,3
Monsanto Company                Com        611662 10 7      4,450       124,900    Shared-Def    2,3         124,900
Monsanto Company                Com        611662 10 7      1,215        34,100    Shared-Def                 34,100
Monsanto Company                Com        611662 10 7        905        25,400    Shared-Def   1,2,3         25,400
Monsanto Company                Com        611662 10 7      5,561       156,100    Shared-Def   2,3,5        156,100
Motorola Inc                    Com        620076 10 9        295         2,000    Shared-Def    2,3           2,000
Nucor Corp                      Com        670346 10 5      1,288        23,500    Shared-Def    2,3          23,500
Nucor Corp                      Com        670346 10 5      1,573        28,700    Shared-Def                 28,700
Old Guard Group Inc             Com        679783 10 0        347        31,500    Shared-Def    2,3          31,500
Omnicare Inc.               5% Conv '07    681904 AD 0      2,666     3,950,000    Shared-Def   2,3,5
Omnicare Inc.               5% Conv '07    681904 AD 0      2,481     3,675,000    Shared-Def    2,3
Omnicare Inc.               5% Conv '07    681904 AD 0      3,038     4,500,000    Shared-Def
Omnicare Inc.               5% Conv '07    681904 AD 0        253       375,000    Shared-Def   1,2,3
Pepsico Inc                     Com        713448 10 8         11           300    Shared-Def    2,3             300
Pepsico Inc                     Com        713448 10 8      1,375        39,000    Shared-Def                 39,000
Pitney Bowes Inc                Com        724479 10 0      4,614        95,500    Shared-Def    2,3          95,500
Pitney Bowes Inc                Com        724479 10 0      1,435        29,700    Shared-Def                 29,700
Pitney Bowes Inc                Com        724479 10 0        406         8,400    Shared-Def   1,2,3          8,400
Pitney Bowes Inc                Com        724479 10 0      1,836        38,000    Shared-Def   2,3,5         38,000
Polymer Group Inc               Com        731745 10 5          9        11,167    Shared-Def    2,3          11,167
Safeway Inc                     Com        786514 20 8      1,351        38,000    Shared-Def                 38,000
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      2,796        53,700    Shared-Def    2,3          53,700
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      2,218        42,600    Shared-Def                 42,600
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4        708        13,600    Shared-Def   1,2,3         13,600
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      4,670        89,700    Shared-Def   2,3,5         89,700
Steinway Musical Instrs Inc     Com        858495 10 4        417        20,575    Shared-Def  2,3,5         20,575
Sunrise Assisted Liv Inc    5.5% Conv '02  86768K AC 0      1,841     2,375,000    Shared-Def   2,3,5
Sunrise Assisted Liv Inc    5.5% Conv '02  86768K AC 0      1,434     1,850,000    Shared-Def    2,3
Sunrise Assisted Liv Inc    5.5% Conv '02  86768K AC 0      3,681     4,750,000    Shared-Def
Sunrise Assisted Liv Inc    5.5% Conv '02  86768K AC 0        252       325,000    Shared-Def   1,2,3
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      1,432     1,700,000    Shared-Def   2,3,5
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      2,675     3,175,000    Shared-Def    2,3
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      1,580     1,875,000    Shared-Def
Thermo Electron Corp       4.25% Conv '03  883556 AF 9        211       250,000    Shared-Def   1,2,3
Tyco International              Com        902124 10 6      2,799        72,000    Shared-Def    2,3          72,000
Tyco International              Com        902124 10 6      1,613        41,500    Shared-Def                 41,500
